Summary of Significant Accounting Policies - Schedule of Entities (Table) (Details)	6 Months Ended
Jun. 30, 2019
Entity Information [Line Items]
Country of incorporation	the Republic of the Marshall Islands
Libra Shipping Enterprises Corporation
Entity Information [Line Items]
Vessel name	Navios Libra II	[1]
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Alegria Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Alegria
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Felicity Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Felicity	[2]
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Gemini Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Gemini S	[3]
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Galaxy Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Galaxy I	[4]
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Aurora Shipping Enterprises Ltd.
Entity Information [Line Items]
Vessel name	Navios Hope
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Palermo Shipping S.A.
Entity Information [Line Items]
Vessel name	Navios Apollon	[5]
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Fantastiks Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Fantastiks
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Sagittarius Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Sagittarius
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Hyperion Enterprises Inc.
Entity Information [Line Items]
Vessel name	Navios Hyperion
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Chilali Corp.
Entity Information [Line Items]
Vessel name	Navios Aurora II
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Surf Maritime Co.
Entity Information [Line Items]
Vessel name	Navios Pollux
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Pandora Marine Inc.
Entity Information [Line Items]
Vessel name	Navios Melodia
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Customized Development S.A.
Entity Information [Line Items]
Vessel name	Navios Fulvia
Country of incorporation	Liberia
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Kohylia Shipmanagement S.A.
Entity Information [Line Items]
Vessel name	Navios Luz
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Orbiter Shipping Corp.
Entity Information [Line Items]
Vessel name	Navios Orbiter
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Floral Marine Ltd.
Entity Information [Line Items]
Vessel name	Navios Buena Ventura
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Golem Navigation Limited
Entity Information [Line Items]
Vessel name	Navios Soleil
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Kymata Shipping Co.
Entity Information [Line Items]
Vessel name	Navios Helios
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Joy Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Joy
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Micaela Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Harmony
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Pearl Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Sun
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Velvet Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios La Paix
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Perigiali Navigation Limited
Entity Information [Line Items]
Vessel name	Navios Beaufiks
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Finian Navigation Co.
Entity Information [Line Items]
Vessel name	Navios Ace
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Ammos Shipping Corp.
Entity Information [Line Items]
Vessel name	Navios Prosperity I
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Wave Shipping Corp.
Entity Information [Line Items]
Vessel name	Navios Libertas
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Casual Shipholding Co.
Entity Information [Line Items]
Vessel name	Navios Sol
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Avery Shipping Company
Entity Information [Line Items]
Vessel name	Navios Symphony
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Coasters Ventures Ltd.
Entity Information [Line Items]
Vessel name	Navios Christine B
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Ianthe Maritime S.A.
Entity Information [Line Items]
Vessel name	Navios Aster
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Rubina Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Hongkong
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Topaz Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Singapore
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Beryl Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Tokyo
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Cheryl Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Shanghai
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Christal Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Busan
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Fairy Shipping Corporation
Entity Information [Line Items]
Vessel name	YM Utmost	[6]
Country of incorporation	Marshall Is.
Statements of income
2018	—
2019	1/01 – 06/30
Limestone Shipping Corporation
Entity Information [Line Items]
Vessel name	YM Unity	[6]
Country of incorporation	Marshall Is.
Statements of income
2018	—
2019	1/01 – 06/30
Dune Shipping Corp.
Entity Information [Line Items]
Vessel name	MSC Cristina	[7]
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Citrine Shipping Corporation
Entity Information [Line Items]
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Cavalli Navigation Inc.
Entity Information [Line Items]
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Seymour Trading Limited
Entity Information [Line Items]
Vessel name	Navios Altair I
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Goldie Services Company
Entity Information [Line Items]
Vessel name	Navios Symmetry
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Andromeda Shiptrade Limited
Entity Information [Line Items]
Vessel name	Navios Apollon I
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/29 – 06/30
Esmeralda Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Sphera
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
Triangle Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Mars
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
Cavos Navigation Co. | Chartered-in vessels
Entity Information [Line Items]
Vessel name	Navios Libra	[8]
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Prosperity Shipping Corporation | Other
Entity Information [Line Items]
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Aldebaran Shipping Corporation | Other
Entity Information [Line Items]
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
JTC Shipping and Trading Ltd. | Other
Entity Information [Line Items]
Vessel name	Holding Company	[9]
Country of incorporation	Malta
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Navios Maritime Partners L.P. | Other
Entity Information [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Navios Maritime Operating LLC. | Other
Entity Information [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Navios Partners Finance (US) Inc. | Other
Entity Information [Line Items]
Vessel name	Co-Borrower
Country of incorporation	Delaware
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30
Navios Partners Europe Finance Inc. | Other
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2019	1/01 – 06/30

[1]	The vessel was sold on December 14, 2018 (see Note 4 - Vessels, net).
[2]	The vessel was sold on December 4, 2018 (see Note 4 - Vessels, net).
[3]	The vessel was sold on December 21, 2017.
[4]	The vessel was sold on April 23, 2019 (see Note 4 - Vessels, net).
[5]	The vessel was sold on April 21, 2017.
[6]	The vessels were sold on July 2, 2018 (see Note 4 - Vessels, net).
[7]	The vessel was sold on January 12, 2017.
[8]	The vessel was delivered on July 24, 2019 (see Note 18 – Subsequent Events).
[9]	Not a vessel-owning subsidiary and only holds right to charter-in contracts.